Jun. 28, 2018
Summary and Statutory Prospectuses Supplement dated August 7, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, Investor, R5 and R6 shares of the Invesco Income Fund:

With respect to the Invesco Income Fund, all reference to the Lipper U.S. Treasury Money Market Funds Index, the Fund’s peer group benchmark, and any information pertaining thereto, is hereby deleted.